Income taxes - Summary of Valuation Allowance for Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets, Valuation Allowance [Roll Forward]
Beginning balance	$ 27,471	$ 29,824
Charged to income tax expense (recovery)	41,702	(118)
Charged (reduction) to OCI	40,613	(1,707)
Reductions to other accounts	(2,203)	(528)
Ending balance	$ 107,583	$ 27,471